PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,972	$ 18,523
Property and equipment, accumulated depreciation	12,625	12,805
Property and equipment, net	6,347	5,718
Depreciation expense	1,070	960	$ 954
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,559	7,311
Property and equipment, accumulated depreciation	4,375	4,283
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,392	3,129
Property and equipment, accumulated depreciation	2,689	2,446
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,440	1,958
Property and equipment, accumulated depreciation	1,244	1,165
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	644	600
Property and equipment, accumulated depreciation	477	453
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,198	4,619
Property and equipment, accumulated depreciation	3,426	3,861
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	739	906
Property and equipment, accumulated depreciation	$ 414	$ 597